CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 42	$ 7,762	$ 115	$ 24,044	$ 25,987	$ 23,851	$ 7,296
Costs of goods sold	0	8,281	0	26,553	28,557	35,127	9,280
Gross profit	42	(519)	115	(2,509)	(2,570)	(11,276)	(1,984)
Operating expenses:
Research and development	3,016	2,579	9,207	8,473	11,335	11,082	12,213
Selling, general, and administrative	3,229	3,859	9,965	11,640	15,382	20,537	24,138
Management fees					45	252	1,338
Restructuring costs					0	685	0
Total operating expenses	6,245	6,438	19,172	20,113	26,762	32,556	37,689
Loss from operations	(6,203)	(6,957)	(19,057)	(22,622)	(29,332)	(43,832)
Gain upon extinguishment of Payroll Protection Program Loan	0	0	0	1,528	1,528	0	(39,673)
Interest, net	(47)	(356)	(80)	(1,059)	(1,414)	(878)	110
Non-operating income (expenses)	300	6	5,083	11	19	(126)	(49)
Loss before income taxes	(5,950)	(7,307)	(14,054)	(22,142)	(29,199)	(44,836)	(39,612)
Income taxes	0	0	0	0	0	0	0
Net loss	$ (5,950)	$ (7,307)	$ (14,054)	$ (22,142)	$ (29,199)	$ (44,836)	$ (39,612)
Earnings Per Share, Basic	$ (0.13)	$ (0.2)	$ (0.31)	$ (0.6)	$ (0.78)	$ (1.32)	$ (1.21)
Earnings Per Share, Diluted	$ (0.13)	$ (0.2)	$ (0.31)	$ (0.6)	$ (0.78)	$ (1.32)	$ (1.21)
Weighted Average Number of Shares Outstanding, Basic	46,784,445	37,279,703	45,173,455	37,205,655	37,475,763	33,882,406	32,805,684
Weighted Average Number of Shares Outstanding, Diluted	46,784,445	37,279,703	45,173,455	37,205,655	37,475,763	33,882,406	32,805,684
Anti-dilutive stock options, restricted stock units, performance stock units, and common stock warrants	15,997,260	5,966,488	15,997,260	5,966,488	6,001,405	5,522,418	5,606,552